Related Party Transactions - Hana Loans (Details) - USD ($)		3 Months Ended		12 Months Ended
	Apr. 30, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Aug. 01, 2024
Related Party Transactions
Short-term debt, related parties		$ 1,442,500		$ 1,442,500	$ 19,973,000
Conversion of related party short-term debt into common stock				14,797,901
Accrued interest, related parties		222,558		203,921	955,119
Related party
Related Party Transactions
Short-term debt, related parties		1,442,500		1,442,500	19,973,000
Related party | Hana Loans
Related Party Transactions
Short-term debt, related parties		50,000		50,000	850,000
Interest expense relating to loan		750	$ 12,750	19,042	19,150
Related party | Hana Loans | Maximum | Hana Immunotherapeutics, LLC
Related Party Transactions
Accrued interest, related parties		2,792		2,042	19,150
Related party | Hana August 2024 Loans
Related Party Transactions
Short-term debt, related parties		$ 50,000		$ 50,000	$ 850,000	$ 850,000
Debt interest rate						6.00%
Conversion of related party short-term debt into common stock	$ 800,000